UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Festina Lente Investment Management, LP
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Address:   900 Third Avenue
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           Suite 1101
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           New York, New York 10022
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Form 13F File Number:  028-12275
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
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Title: Managing Member of Festina Lente Capital Management, LLC, the General Partner of Festina Lente Investment Management, LP
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Phone:     212-610-2737
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Signature, Place, and Date of Signing:

    /s/ David P. Berkowitz         New York, New York            5/15/07
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         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                     5
                                                -------------

Form 13F Information Table Value Total:              $137,147
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                                                (in thousands)


List of Other Included Managers:

NONE

                           Form 13F INFORMATION TABLE


       COLUMN 1            COLUMN 2      COLUMN 3      COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
-------------------     ---------------  --------    ---------   ----------------   ----------   --------     ----------------
                                                         VALUE    SHRS OR SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS   CUSIP       (x$1000)    PRN AMT PRN CALL   DISCRETION   MANAGERS     SOLE   SHARED   NONE

COPART INC                    Com        217204106       23141     826185 SH           Sole                    Sole
CROSSTEX ENERGY INC           Com        22765Y104       42602    1481800 SH           Sole                    Sole
LAMAR ADVERTISING CO          CL A       512815101       29193     463600 SH           Sole                    Sole
MARTIN MARIETTA MATLS INC     Com        573284106       18914     139900 SH           Sole                    Sole
EAGLE MATERIALS INC           Com        26969P108       23297     522000 SH           Sole                    Sole

5 TOTAL DATA RECORDS                                    137147


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.